Note 11 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Contract with Customer, Liability, Total	$ 110,336	$ 317,310
Contract with Customer, Refund Liability, Total	$ 252,264	$ 233,494